Goodwill - Additional Information (Detail)	Dec. 31, 2021	Jul. 04, 2018	Jun. 07, 2018	Oct. 15, 2009	Oct. 09, 2009	Dec. 31, 2000	Oct. 23, 1997	Sep. 05, 1997	Nov. 20, 1996	Aug. 31, 1993
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee		95.05%	73.38%
Enel Distribucin Ro [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee						60.50%			42.00%
Additional Percentage Of Voting Equity Interests Acquired						18.50%
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee							48.50%
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee										59.00%
Enel Distribucion Peru S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Additional Percentage Of Voting Equity Interests Acquired				24.00%
EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee								79.00%
Enel Generacion Peru S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Additional Percentage Of Voting Equity Interests Acquired					29.3974%
Emgesa SA E.S.P. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee	56.43%						48.50%